Recent accounting pronouncements	12 Months Ended
Mar. 31, 2018
Recent accounting pronouncements
Recent accounting pronouncements

3.            Recent accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)" and issued subsequent amendments to the initial guidance or implementation guidance between August 2015 and December 2016 within ASU 2015-14, ASU 2016-08, ASU 2016-10, ASU 2016-12 and ASU 2016-20 (collectively, including ASU 2014-09, "ASC 606"). ASC 606 supersedes the revenue recognition requirements in ASC 605 and requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance is effective retrospectively for the Company for the year ending March 31, 2019 and interim reporting periods during the year ending March 31, 2019. The new guidance is required to be applied either retrospectively to each prior reporting period presented (the "full retrospective method") or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the "modified retrospective method"). The Company will apply the new guidance beginning on April 1, 2018 using the modified retrospective method. Upon the adoption of ASC 606, the Company will begin to recognize revenue relating to the non-cash consideration received from merchants for advertising barter transactions. The adoption of ASC 606 will also impact the Company's revenue recognition in other areas, including the estimation of variable consideration from merchants at contract inception, which will affect the timing and the amount of revenue to be recognized. The cumulative impact of these adjustments on retained earnings as of April 1, 2018 is not expected to be material.

In January 2016, the FASB issued ASU 2016-01, "Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities" and issued certain technical corrections and improvements to the initial guidance within ASU 2018-03 in February 2018. ASU 2016-01 amends various aspects of the recognition, measurement, presentation, and disclosure for financial instruments. The new guidance also simplifies the impairment assessment and enhances the disclosure requirements of equity investments. The new guidance is effective for the Company for the year ending March 31, 2019 and interim reporting periods during the year ending March 31, 2019. With respect to the Company's consolidated financial statements, the most significant impact relates to the accounting for equity investments (except for those accounted for under the equity method or those that result in the consolidation of the investee). Under the new guidance, these equity investments of the Company are required to be measured at fair value with changes in fair value recognized in net income. For those investments without readily determinable fair values, the Company will elect to record these investments at cost, less impairment, with subsequent adjustments for observable price changes. The Company will apply the new guidance beginning on April 1, 2018 and unrealized gains and losses for the Company's available-for-sale securities recorded in accumulated other comprehensive income as of March 31, 2018 will be reclassified into retained earnings as of April 1, 2018.

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)" and issued certain transitional guidance and subsequent amendments within ASU 2018-01 and ASU 2018-10 in January 2018 and July 2018, respectively. ASU 2016-02 creates a new topic in ASC 842 "Leases" ("ASC 842") to replace the current topic in ASC 840 "Leases," which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities in the consolidated balance sheet and disclosing key information about leasing arrangements. ASC 842 affects both lessees and lessors, although for the latter the provisions are similar to the current model, but are updated to align with certain changes to the lessee model and also the new revenue recognition provisions contained in ASC 606. The new guidance is effective for the Company for the year ending March 31, 2020 and interim reporting periods during the year ending March 31, 2020. Early adoption is permitted. The Company is evaluating the effects of the adoption of ASC 842 and currently believes that it will impact the accounting of the Company's operating leases.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments — Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments," which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade and other receivables, held-to-maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale debt securities and requires entities to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. Further, the new guidance indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. The new guidance is effective for the Company for the year ending March 31, 2021 and interim reporting periods during the year ending March 31, 2021. Early adoption is permitted for the Company for the year ending March 31, 2020 and interim reporting periods during the year ending March 31, 2020. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company's financial position, results of operations and cash flows.

In October 2016, the FASB issued ASU 2016-16, "Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other than Inventory," which amends the accounting for income taxes. The new guidance requires recognition of income tax consequences of an intra-entity asset transfer, other than transfers of inventory, when the transfer occurs. For intra-entity transfers of inventory, the income tax effects will continue to be deferred until the inventory has been sold to a third party. The new guidance is effective for the Company for the year ending March 31, 2019 and interim reporting periods during the year ending March 31, 2019. The new guidance is required to be applied on a modified retrospective basis through a cumulative effect adjustment directly recorded to retained earnings as of the beginning of the period of adoption. The Company does not expect that the adoption of this guidance will have a material impact on the Company's financial position, results of operations and cash flows.

In November 2016, the FASB issued ASU 2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash," which requires the amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance is effective for the Company for the year ending March 31, 2019 and interim reporting periods during the year ending March 31, 2019. The guidance requires application using a retrospective transition method. The Company believes that the adoption of this guidance will impact the presentation of the Company's consolidated statements of cash flows.

In January 2017, the FASB issued ASU 2017-04, "Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment," which simplifies how an entity is required to test goodwill for impairment by eliminating step two from the goodwill impairment test. Step two of the goodwill impairment test measures a goodwill impairment loss by comparing the implied fair value of a reporting unit's goodwill with its carrying amount. The new guidance is effective prospectively for the Company for the year ending March 31, 2021 and interim reporting periods during the year ending March 31, 2021. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company's financial position, results of operations and cash flows.

In May 2017, the FASB issued ASU 2017-09, "Compensation — Stock Compensation (Topic 718): Scope of Modification Accounting," which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in ASC 718 "Compensation —  Stock Compensation" ("ASC 718"). Under the new guidance, modification accounting is required only if the fair value, the vesting condition, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. The new guidance is effective prospectively for the Company for the year ending March 31, 2019 and interim reporting periods during the year ending March 31, 2019. The Company does not expect that the adoption of this guidance will have a material impact on the Company's financial position, results of operations and cash flows.

In August 2017, the FASB issued ASU 2017-12, "Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities," which simplifies the application of hedge accounting and makes more financial and nonfinancial hedging strategies eligible for hedge accounting. It also amends the presentation and disclosure requirements and changes how companies assess effectiveness. The new guidance permits a qualitative effectiveness assessment for certain hedges instead of a quantitative test after the initial qualification, if the company can reasonably support an expectation of high effectiveness throughout the term of the hedge. Also, for cash flow hedges and net investment hedges, if the hedge is highly effective, all changes in the fair value of the derivative hedging instrument will be recorded in other comprehensive income. The new guidance is effective prospectively for the Company for the year ending March 31, 2020 and interim reporting periods during the year ending March 31, 2020. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company's financial position, results of operations and cash flows.

In June 2018, the FASB issued ASU 2018-07, "Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting," which expands the scope of ASC 718 to include share-based payment transactions for acquiring goods and services from non-employees. An entity should apply the requirements of ASC 718 to non-employee awards except for specific guidance on inputs to an option pricing model and the attribution of cost. The amendments specify that ASC 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor's own operations by issuing share-based payment awards. The new guidance is effective for the Company for the year ending March 31, 2020 and interim reporting periods during the year ending March 31, 2020. Early adoption is permitted. The Company is evaluating the effects of the adoption of this guidance and currently believes that it will impact the accounting of the share-based awards granted to non-employees.